Commitments and Contingencies (Details)				6 Months Ended	12 Months Ended
	Aug. 22, 2022 USD ($)	Dec. 14, 2021 USD ($) $ / shares shares	Dec. 09, 2021 item	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 14, 2024 shares	Feb. 29, 2024 shares	Feb. 14, 2024 shares	Jan. 31, 2024 shares	Jan. 12, 2024 shares	Dec. 13, 2023 shares	Nov. 14, 2023 shares	Oct. 11, 2023 shares	Sep. 30, 2023 shares	Jun. 09, 2023 shares	May 25, 2023 shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item			3
Underwriting option period		45 days
Underwriting fees | $		$ 4,600,000
Deferred fee per Unit | $ / shares		$ 0.35
Deferred underwriting commissions | $		$ 8,050,000
Accumulated deficit on waiver of deferred underwriting fee | $	$ 8,050,000					$ 8,050,000
Class A common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares issued																	4,000,000
Class B common stock | Sponsor
Commitments and Contingencies
Aggregate of non redemption shares transferred				1,499,996	1,166,664												1,499,996
Additional non redemption shares transferred				999,996	666,664		999,996		166,666		166,666	166,666	166,666	166,666	166,666		166,666
Shares transferred to consummation of extension																500,000	500,000
Excess fair value of shares transferred upon consummation of extension | $				$ 1,209,879	$ 934,906
Class B common stock | Sponsor | Subsequent Events
Commitments and Contingencies
Aggregate of non redemption shares transferred								1,499,996		1,499,996
Over-allotment
Commitments and Contingencies
Number of units granted to underwriters		3,000,000
Shares issued underwriters		3,000,000